Share Capital (Narrative) (Details)		1 Months Ended					3 Months Ended																12 Months Ended
	Oct. 04, 2018 CAD ($) Share $ / shares shares	May 24, 2019 shares	Jan. 30, 2019 CAD ($) $ / shares shares	Jun. 25, 2018 Share	Jan. 30, 2018 CAD ($) Share $ / shares	Nov. 24, 2017 Share	Jul. 31, 2019 CAD ($) Share $ / shares shares	Jul. 31, 2019 Share $ / shares shares	Apr. 30, 2019 CAD ($) Share $ / shares shares	Apr. 30, 2019 $ / shares	Jan. 31, 2019 CAD ($) Share $ / shares shares	Jan. 31, 2019 $ / shares	Oct. 31, 2018 CAD ($) Share $ / shares shares	Oct. 31, 2018 $ / shares	Jul. 31, 2018 CAD ($) Share $ / shares shares	Jul. 31, 2018 Share $ / shares	Apr. 30, 2018 CAD ($) Share $ / shares shares	Apr. 30, 2018 $ / shares	Jan. 31, 2018 CAD ($) Share $ / shares shares	Jan. 31, 2018 $ / shares	Oct. 31, 2017 CAD ($) Share $ / shares shares	Oct. 31, 2017 $ / shares	Jul. 31, 2019 CAD ($) Share $ / shares shares		Jul. 31, 2019 Share $ / shares shares	Jul. 31, 2018 CAD ($) Share $ / shares	Jul. 31, 2017 Share
Number of warrants exercised | Share				5,261,043			8,053,544		3,661,761		682,678		3,137,746		13,214,883		2,475				481,896		15,535,729			31,919,572
Exercise price of warrants exercised | (per share)								$ 0.76		$ 0.76		$ 0.76		$ 0.76		$ 0.76		$ 0.76			$ 0.75	$ 0.70			$ 0.76
Proceeds from warrants exercised							$ 47,396,000		$ 8,425,000		$ 1,307,000		$ 5,589,000		$ 38,601,000		$ 4,423,000				$ 406,000		$ 69,259,000
Number of common shares issued from warrant exercise | shares							8,053,544		3,661,761		682,678		3,137,746		13,214,883		2,475				481,896		15,535,729
Units issued in period | Share					37,375,000
Units issued in period, price per unit | $ / shares					$ 4.00
Proceeds from issuance of units					$ 149,500,000
Weighted average exercise price of warrants issued | $ / shares					$ 5.60																		$ 6.00			$ 4.34
Weighted average share price, warrants issued | $ / shares					$ 3.93
Number of warrants issued | Share																							11,500,000			37,413,681
Value of warrants issued, value per warrant					$ 0.56
Number of warrants expired | Share																							531			62,728
Expected life of warrants issued					1 year
Expected dividends, warrants issued					$ 0
Expected volatility, warrants issued					65.00%
Expected risk-free interest rate, warrants issued					1.25%
Cash share issue costs					$ 6,380,000
Underwriters commissions					5,980,000
Underwriters expenses					10,000
Underwriters legal fees					97,000
Additional cash issuance costs					311,000
Residual value of common shares issued					7,342,000
Share issuance costs allocated to warrants					$ 523,000
Share issuance costs																							$ 3,827,000			$ 7,144,000
Number of common shares issued in closing of offering | shares			7,700,000
Share issue price of common shares issued in closing of offering | $ / shares			$ 6.50
Proceeds from common shares issued in closing of offering			$ 50,050,000
Number of common shares issued in over-allotment option pool | shares			1,155,000
Share issue price of common shares issued in over-allotment option pool | $ / shares			$ 6.50
Proceeds from common shares issued in over-allotment option pool			$ 7,508,000
Proceeds from issuing shares			$ 57,558,000																							$ 149,500,000
Number of common shares issued | shares			8,855,000
Accumulated underwriting and legal fees			$ 3,827,000
Net proceeds from issuing shares			$ 53,731,000
Number of common shares outstanding | shares							256,981,753	256,981,753															256,981,753		256,981,753
Number of outstanding warrants | Share							29,585,408	29,585,408							26,425,504	26,425,504							29,585,408		29,585,408	26,425,504	20,994,123
Maximum term of options granted for share based payment arrangement																							10 years
Maximum number of common shares reserved for issuance for options | shares							25,698,175	25,698,175															25,698,175		25,698,175
Number of share options issued and outstanding | shares							17,376,615	17,376,615															17,376,615		17,376,615
Stock-based compensation																							$ 28,008,000	[1]		$ 4,997,000
Amount of stock based compensation allocated to inventory																							$ 1,724,000
Equity associated with 8% convertible debentures
Number of common shares issued from warrant exercise | shares																			7,799,960
Conversion of debt, shares issued | shares																			15,687,500
Conversion of debt, interest rate of converted instrument																			8.00%
Conversion of debt, shares issued for accrued interest | shares																			166,387
Equity associated with 7% unsecured convertible debentures
Number of common shares issued from warrant exercise | shares																			2,922,393
Conversion of debt, shares issued | shares																			31,363,252
Conversion of debt, interest rate of converted instrument																			7.00%
Conversion of debt, shares issued for accrued interest | shares																			20,829
Convertible debentures
Number of warrants exercised | Share																			5,025,627
Exercise price of warrants exercised | (per share)																			$ 0.75	$ 0.70
Proceeds from warrants exercised																			$ 30,937,000
Number of common shares issued from warrant exercise | shares																			5,021,940
Underwriters warrants
Weighted average exercise price of warrants issued | $ / shares					$ 4.00
Weighted average share price, warrants issued | $ / shares					$ 3.93
Number of warrants issued in exchange for services | Share					1,495
Value of warrants issued					$ 1,486,000
Value of warrants issued, value per warrant					$ 0.99
Expected life of warrants issued					1 year
Expected dividends, warrants issued					$ 0
Expected volatility, warrants issued					65.00%
Expected risk-free interest rate, warrants issued					1.25%
Broker compensation warrants
Number of warrants exercised | Share																							1,916,527
Compensation warrants originally issued to certain investment banks on November 24, 2017
Number of warrants exercised | Share				1,505,453
Number of warrants issued | Share						1,568,181
Number of warrants expired | Share				62,728
Minimum
Exercise price of warrants exercised | $ / shares							$ 0.75		$ 0.75		$ 0.75		$ 0.75		$ 0.75		$ 0.75						$ 0.75
Maximum
Exercise price of warrants exercised | $ / shares							$ 5.60		$ 5.60		$ 5.60		$ 5.60		$ 5.60		$ 5.60						$ 5.60
Newstrike Brands Limited
Number of common shares issued | shares		35,394,041
Transaction with joint venture partner Molson Coors
Exercise price of warrants exercised | $ / shares	$ 6.00
Number of common shares issued from warrant exercise | shares	1
Weighted average share price, warrants issued | $ / shares	$ 8.45
Weighted average fair value of warrants at grant date, value per warrant	$ 3.69
Number of warrants issued | Share	11,500,000
Value of warrants issued, value per warrant	$ 6.00
Expected life of warrants issued	1 year 6 months
Expected dividends, warrants issued	$ 0
Expected volatility, warrants issued	65.00%
Expected risk-free interest rate, warrants issued	0.75%

[1]	Restated